Depreciation and amortization	12 Months Ended
Mar. 31, 2022
Depreciation and amortisation expense [abstract]
Depreciation and amortization	Depreciation and amortization

(EUR thousand)		For the financial year ended March 31
Depreciation and amortization	Notes	2022	2021	2020
Depreciation of property, plant and equipment	15	(16,737)	(19,425)	(21,651)
Amortization of customer relationships		(47,222)	(72,752)	(71,325)
Amortization of trademarks		(2,237)	(2,237)	(2,237)
Amortization of other intangible assets		(21,704)	(21,904)	(18,368)
Amortization of intangible assets	16	(71,163)	(96,893)	(91,930)
Total		(87,900)	(116,318)	(113,581)
The depreciation of property, plant and equipment includes depreciation related to the Right of use assets. For further details please refer to Note 14.
The amortization of intangible assets predominantly relates to the acquisition of Global Blue by Silver Lake and Partners Group in 2012. The amortization period for customer relationships related to key accounts and national accounts acquired in 2012 ended as of July 31, 2021. The initial acquisition value of these assets was EUR335.2 million.